TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
TAXES ON INCOME [Abstract]
Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate
	Year ended December 31,
	2015	2014	2013
Income before taxes on income as reported in the statements of income	$5,256	$2,525	$5,247

Statutory tax rate in Israel	26.5%	26.5%	25%

Theoretical taxes on income	$1,393	$669	$1,312

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	224	457	453
Reduced tax rate on income derived from "Preferred Enterprises" plans	146	156	(255)
Change in enacted tax rates	-	-	34
Exempt income (Bargain purchase)	(1,281)	-	-
Valuation allowance	(75)	(100)	294
Tax in respect of prior years	(12)	(44)	(342)
Permanent differences	249	222	(455)
Taxes on income as reported in the statements of income	$644	$1,360	$1,041

Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign
	Year ended December 31,
	2015	2014	2013

Domestic (Israel)	$3,840	$(1,659)	$1,942
Foreign (United States)	1,416	4,184	3,305

	$5,256	$2,525	$5,247

Schedule of Components of Income Tax Provision
	Year ended December 31,
	2015	2014	2013
Current:
Domestic (Israel)	$225	$(94)	$160
Foreign (United States)	452	237	334

	677	143	494
Deferred:
Domestic (Israel)	(170)	(36)	15
Foreign (United States)	149	1,297	874

	(21)	1,261	889
Previous years:
Domestic (Israel)	-	-	(209)
Foreign (United States)	(12)	(44)	(133)

	(12)	(44)	(342)

	$644	$1,360	$1,041

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2015	2014
Deferred tax assets (liabilities):
Provision for doubtful accounts	$100	$47
Unrealized gains	140	174
Provisions for employee benefits	300	259
Inventory	1,114	957
Goodwill and intangible assets	462	533
Property, plant and equipment	-	21
Provisions for employee benefits and other temporary differences	36	26
Tax credits carryforward	693	558
Capital and state tax losses carryforward	3,449	3,574
Net operating losses carryforward	553	373
Other	204	296
Deferred tax assets, before valuation allowance	$7,051	$6,818
Valuation allowance	(3,449)	(3,574)
Deferred tax assets, net	$3,602	$3,244

Property, plant and equipment and intangible assets	(2,473)	(1,735)
Other temporary differences deferred tax liabilities	(501)	(630)
Deferred tax liabilities	$(2,974)	$(2,365)

Net	628	879

Schedule of changes in valuation allowance for deferred tax assets
Balance, December 31, 2012	1,823
Addition charged to expenses	1,483

Balance, December 31, 2013	3,306
Addition charged to expenses	268

Balance, December 31,2014	3,574
Deductions charged to expenses	(125)

Balance, December 31,2015	$3,449